ACQUISITIONS AND DISPOSITIONS - Disposition (Details) $ in Millions, $ in Millions									12 Months Ended
	Nov. 03, 2017 CAD ($)	Nov. 03, 2017 USD ($)	Sep. 18, 2017	Jun. 14, 2017 CAD ($) payment shares	Jun. 14, 2017 USD ($) payment shares	Jun. 09, 2017 USD ($)	May 18, 2017	Mar. 28, 2017	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Disposition of interest
Gross cash proceeds						$ 260.0			$ 269.6
Number of shares issued of buyer | shares									1,247,003,940	1,245,049,712
Number of shares outstanding | shares									1,247,003,940	1,245,049,712
Reversal of impairment charges									$ 97.0
Gain (loss) on disposition									55.2
Cerro Casale
Disposition of interest
Percentage of interest sold								25.00%
Contingent payment						40.0
Contingent payable obligation to Barrick Gold Corporation						$ (20.0)
The percentage of royalty calculated on 25% of gross revenues						1.25%
Percentage of gross revenues subject to royalty payments						25.00%
First foregoing amount of royalty						$ 10.0
Reversal of impairment charges									97.0
Gain (loss) on disposition						12.7			12.7
Quebrada Seca exploration project
Disposition of interest
Percentage of interest sold								100.00%
Gross cash proceeds						$ 20.0
White Gold
Disposition of interest
Percentage of interest sold							100.00%
Gross cash proceeds				$ 10.0	$ 7.6
Number of shares issued of buyer | shares				17,500,000	17,500,000
Percentage of issued and outstanding shares of buyer				19.90%	19.90%
Deferred payments				$ 15.0	$ 11.4
Number of equal instalments | payment				3	3
Equal instalment deferred payment				$ 5.0	$ 3.8
Loss on disposition of investment					$ 1.7				1.7
DeLamar
Disposition of interest
Percentage of interest sold			100.00%
Duration of non-interest bearing promissory note	18 months	18 months
Cash proceeds and non-interest bearing promissory note	$ 7.2	$ 5.6
Percentage of issued and outstanding shares of buyer	9.90%	9.90%
Net smelter return royalty	2.50%	2.50%
Reduced net smelter return royalty	1.00%	1.00%
Accumulated royalty payments	$ 10.0	$ 7.8
Gain (loss) on disposition		$ 44.2							$ 44.2